Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment Disclosure

4. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of:

	December 31, 2013	December 31, 2014

Furniture and office equipment	866,517	844,028
Telecommunications equipment	4,835,937	4,715,398
Leasehold improvements	1,405,933	1,371,744
	7,108,387	6,931,170
Less: Accumulated depreciation and amortization	(5,740,027)	(6,637,603)
	1,368,360	293,567

Depreciation expense for the years ended December 31, 2012, 2013 and 2014 was $1,941,761, $1,829,963 and $1,048,398, respectively.